Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables and other	$ 16,270	$ 31,651
Due from related parties (Note 23)	12,819	10,906
Total	$ 29,089	$ 42,557